PRO FORMA FINANCIAL INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
PRO FORMA FINANCIAL INFORMATION [Abstract]
Pro Forma Financial Information
PRO FORMA FINANCIAL INFORMATION

The following table summarizes, on an unaudited pro forma basis, the combined results of operations of the Company for the three and six months ended June 30, 2012 and 2011. The Company acquired six properties and originated two loans receivable during the six months ended June 30, 2012. The following unaudited pro forma information for the three and six months ended June 30, 2012 and 2011 has been prepared to give effect to these transactions and the eleven acquisitions that occurred during the year ended December 31, 2011, as well as the offering of 11.7 million shares of common stock that closed in August 2011, as if they had occurred on January 1, 2011. This pro forma information does not purport to represent what the actual results of operations of the Company would have been had these acquisitions occurred on this date, nor does it purport to predict the results of operations for future periods (in thousands, except share and per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011

Revenues	$25,847	$25,550	$51,704	$50,963
Depreciation and amortization	7,662	7,889	15,335	15,813
Net income	6,653	6,853	12,840	13,502
Net income per common share, basic	0.18	0.19	0.35	0.37
Net income per common share, diluted	0.18	0.19	0.35	0.37
Weighted-average number of common shares outstanding, basic	37,147,942	36,884,284	37,092,683	36,870,784
Weighted-average number of common shares outstanding, diluted	37,191,687	36,956,179	37,119,005	36,940,575

PRO FORMA FINANCIAL INFORMATION

The following table summarizes, on an unaudited pro forma basis, the consolidated results of operations of the Company for the year ended December 31, 2011 and for the period from the Separation Date through December 31, 2010. The Company acquired eleven properties during the year ended December 31, 2011. The following unaudited pro forma information for the year ended December 31, 2011 has been prepared to give effect to the acquisitions, as well as the offering of 11.7 million shares of common stock that closed in August 2011, as if they had occurred on January 1, 2010. This pro forma information does not purport to represent what the actual results of operations of the Company would have been had these acquisitions occurred on this date, nor does it purport to predict the results of operations for future periods (in thousands, except share and per share amounts):

	Year Ended December 31, 2011	Period from November 15, 2010 to December 31, 2010

Revenues	$96,543	$31,386
Depreciation and amortization	29,883	8,995
Net income	24,890	16,737
Net income per common share, basic	0.67	0.45
Net income per common share, diluted	0.67	0.45
Weighted-average number of common shares outstanding, basic	36,922,458	36,840,936
Weighted-average number of common shares outstanding, diluted	36,984,266	36,916,988